PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Small Company Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .6%
Communication Services : 2 .7%
919,090
(1)
Globalstar, Inc.
$ 1,204,008
0 .4
164,551
(1)
Magnite, Inc.
1,240,714
0 .5
124,758
(1)
Playtika Holding Corp.
1,201,419
0 .4
418,427
(1)
Vimeo, Inc.
1,481,232
0 .5
10,916
(1)
Ziff Davis, Inc.
695,240
0 .3
128,042
(1)
ZipRecruiter, Inc.
- Class A
1,535,224
0 .6
7,357,837
2 .7
Consumer Discretionary : 6 .7%
45,378  Acushnet Holdings
Corp.
2,406,849
0 .9
158,160
Arko Corp.
1,130,844
0 .4
79,895
Gentex Corp.
2,599,783
0 .9
33,692
(1)
G-III Apparel Group
Ltd.
839,605
0 .3
310,042
(1)
GrowGeneration Corp.
905,323
0 .3
18,599
H&R Block, Inc.
800,873
0 .3
64,941  International Game
Technology PLC
1,969,011
0 .7
39,498
KB Home
1,827,967
0 .7
97,023
(1)
Lindblad Expeditions
Holdings, Inc.
698,566
0 .3
392,499
(1)
Peloton Interactive,
Inc. - Class A
1,982,120
0 .7
70,886
Steven Madden Ltd.
2,252,048
0 .8
112,255
(1)
Udemy, Inc.
1,066,423
0 .4
18,479,412
6 .7
Consumer Staples : 1 .9%
117,368
Dole PLC
1,359,122
0 .5
17,271
(1)
National Beverage
Corp.
812,082
0 .3
221,433
Primo Water Corp.
3,055,775
1 .1
5,226,979
1 .9
Energy : 4 .1%
46,841  California Resources
Corp.
2,623,565
1 .0
445,087
(1)
Clean Energy Fuels
Corp.
1,704,683
0 .6
153,280  Excelerate Energy, Inc.
- Class A
2,611,891
0 .9
18,706
Murphy Oil Corp.
848,317
0 .3
177,833
SFL Corp. Ltd.
1,982,838
0 .7
73,089  World Fuel Services
Corp.
1,639,386
0 .6
11,410,680
4 .1
Financials : 19 .5%
178,445  AGNC Investment
Corp.
1,684,521
0 .6
85,927
(1)
Ambac Financial
Group, Inc.
1,036,280
0 .4
61,356
Arrow Financial Corp.
1,044,279
0 .4
106,108
Associated Banc-Corp.
1,815,508
0 .7
98,644  Atlantic Union
Bankshares Corp.
2,838,974
1 .0
57,479
BankUnited, Inc.
1,304,773
0 .5
87,102
BCB Bancorp, Inc.
970,316
0 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
60,384  Berkshire Hills
Bancorp, Inc.
$ 1,210,699
0 .4
328,615  BGC Group, Inc.
- Class A
1,735,087
0 .6
112,218  Capstar Financial
Holdings, Inc.
1,592,373
0 .6
76,365  ConnectOne Bancorp,
Inc.
1,361,588
0 .5
119,296  Eastern Bankshares,
Inc.
1,495,972
0 .5
78,049  Farmers National Banc
Corp.
902,246
0 .3
162,911  First BanCorp/Puerto
Rico
2,192,782
0 .8
309,431
(1)
Genworth Financial,
Inc. - Class A
1,813,266
0 .7
14,722
HCI Group, Inc.
799,257
0 .3
61,024
Hilltop Holdings, Inc.
1,730,641
0 .6
182,593  KKR Real Estate
Finance Trust, Inc.
2,167,379
0 .8
145,094
Ladder Capital Corp.
1,488,664
0 .5
297,835
(1)
Marqeta, Inc. - Class A
1,781,053
0 .6
89,049
MFA Financial, Inc.
855,761
0 .3
51,566
NBT Bancorp, Inc.
1,634,127
0 .6
78,730  Old Republic
International Corp.
2,120,986
0 .8
33,170
Origin Bancorp, Inc.
957,618
0 .4
69,687  Pacific Premier
Bancorp, Inc.
1,516,389
0 .6
121,233
(1)
Pagseguro Digital Ltd.
- Class A
1,043,816
0 .4
105,308
ProAssurance Corp.
1,989,268
0 .7
54,199  Provident Financial
Services, Inc.
828,703
0 .3
259,798
Redwood Trust, Inc.
1,852,360
0 .7
34,359
(1)
Remitly Global, Inc.
866,534
0 .3
37,995
SEI Investments Co.
2,288,439
0 .8
98,276  Simmons First National
Corp. - Class A
1,666,761
0 .6
37,824  United Community
Banks, Inc.
961,108
0 .4
205,642  Valley National
Bancorp
1,760,296
0 .6
49,761  Victory Capital
Holdings, Inc. - Class A
1,659,032
0 .6
96,885
WisdomTree, Inc.
678,195
0 .2
53,645,051
19 .5
Health Care : 12 .5%
1,011,885
(1)
23andMe Holding Co.
- Class A
989,320
0 .4
122,416
(1)
Alignment Healthcare,
Inc.
849,567
0 .3
105,683
(1)
Allscripts Healthcare
Solutions, Inc.
1,388,675
0 .5
135,638
(1)
Amicus Therapeutics,
Inc.
1,649,358
0 .6
71,144
(1)
Avanos Medical, Inc.
1,438,532
0 .5
301,018
(1)
BioCryst
Pharmaceuticals, Inc.
2,131,207
0 .8

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Small Company Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
15,742
Bio-Techne Corp.
$ 1,071,558
0 .4
26,708
Bruker Corp.
1,663,908
0 .6
807,944
(1)
Cerus Corp.
1,308,869
0 .5
222,814
(1)
Community Health
Systems, Inc.
646,161
0 .2
16,449
(1)
Haemonetics Corp.
1,473,501
0 .5
18,535
(1)
HealthEquity, Inc.
1,353,982
0 .5
132,595
(1)
Hims & Hers Health,
Inc.
834,023
0 .3
82,328
(1)
Insmed, Inc.
2,078,782
0 .8
437,802
(1)
MannKind Corp.
1,808,122
0 .7
7,768
(1)
Medpace Holdings,
Inc.
1,880,866
0 .7
22,390
(1)
Merit Medical Systems,
Inc.
1,545,358
0 .6
74,331
(1)
NeoGenomics, Inc.
914,271
0 .3
711,086
(1)
OPKO Health, Inc.
1,137,738
0 .4
124,569
Patterson Cos., Inc.
3,692,225
1 .3
68,319
(1)
QIAGEN NV
2,766,920
1 .0
862,042
(1)
Rigel Pharmaceuticals,
Inc.
931,005
0 .3
31,709  Select Medical
Holdings Corp.
801,286
0 .3
34,355,234
12 .5
Industrials : 17 .9%
55,979
ABM Industries, Inc.
2,239,720
0 .8
45,744  Allison Transmission
Holdings, Inc.
2,701,641
1 .0
27,042  Apogee Enterprises,
Inc.
1,273,137
0 .5
55,107
Barnes Group, Inc.
1,871,985
0 .7
162,555
(1)
CoreCivic, Inc.
1,828,744
0 .7
32,183
Crane Holdings Co.
1,788,409
0 .6
6,257
CSW Industrials, Inc.
1,096,477
0 .4
97,574
First Advantage Corp.
1,345,545
0 .5
25,466  Franklin Electric Co.,
Inc.
2,272,331
0 .8
75,315
Hillenbrand, Inc.
3,186,578
1 .2
35,868
(1)
Hudson Technologies,
Inc.
477,044
0 .2
19,196
Insperity, Inc.
1,873,530
0 .7
177,839
(1)
Legalzoom.com, Inc.
1,945,559
0 .7
119,573
(1)
Manitowoc Co., Inc.
1,799,574
0 .7
61,344
Marten Transport Ltd.
1,209,090
0 .4
278,379  Mueller Water
Products, Inc. - Class A
3,529,846
1 .3
218,554
(1)
NOW, Inc.
2,594,236
0 .9
26,940
Pentair PLC
1,744,365
0 .6
304,511
(1)
Planet Labs PBC
791,729
0 .3
80,577
(1)
Resideo Technologies,
Inc.
1,273,116
0 .5
152,295
Shyft Group, Inc.
2,279,856
0 .8
37,283
Timken Co.
2,739,928
1 .0
33,997
(1)
Titan Machinery, Inc.
903,640
0 .3
77,110
Wabash National Corp.
1,628,563
0 .6
14,189  Watts Water
Technologies, Inc.
- Class A
2,452,143
0 .9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
82,172  Zurn Elkay Water
Solutions Corp.
$ 2,302,459
0 .8
49,149,245
17 .9
Information Technology : 15 .9%
346,474
(1)
8x8, Inc.
873,115
0 .3
133,816
A10 Networks, Inc.
2,011,254
0 .7
94,418
(1)
ACI Worldwide, Inc.
2,130,070
0 .8
10,391
(1)
Agilysys, Inc.
687,469
0 .2
115,446
(1)
Box, Inc. - Class A
2,794,948
1 .0
79,168
(2)
Clear Secure, Inc.
- Class A
1,507,359
0 .5
44,452
Cognex Corp.
1,886,543
0 .7
48,151  CSG Systems
International, Inc.
2,461,479
0 .9
110,170
(1)
Dropbox, Inc. - Class A
2,999,929
1 .1
53,468
(1)
EngageSmart, Inc.
961,889
0 .3
48,870
EVERTEC, Inc.
1,816,987
0 .7
91,787
(1)
Freshworks, Inc.
- Class A
1,828,397
0 .7
84,525
Gen Digital, Inc.
1,494,402
0 .5
41,566
(1)
Intapp, Inc.
1,393,292
0 .5
13,831
(1)
MACOM Technology
Solutions Holdings,
Inc.
1,128,333
0 .4
77,164
(1)
N-able, Inc.
995,416
0 .4
30,700
(1)
Nutanix, Inc. - Class A
1,070,816
0 .4
68,927
(1)
PowerSchool Holdings,
Inc. - Class A
1,561,886
0 .6
30,204
(1)
Procore Technologies,
Inc.
1,972,925
0 .7
219,352
(1)
Sabre Corp.
984,890
0 .4
28,851  Sapiens International
Corp. NV
820,234
0 .3
128,386
(1)
Sprinklr, Inc. - Class A
1,776,862
0 .6
42,286
(1)
Squarespace, Inc.
- Class A
1,225,025
0 .4
30,546
(1)
Veeco Instruments,
Inc.
858,648
0 .3
196,936
(1)
Viavi Solutions, Inc.
1,799,995
0 .7
216,143
(1)
Yext, Inc.
1,368,185
0 .5
184,828
(1)
Zeta Global Holdings
Corp. - Class A
1,543,314
0 .6
231,053
(1)
Zuora, Inc. - Class A
1,903,877
0 .7
43,857,539
15 .9
Materials : 7 .6%
24,017
Ashland, Inc.
1,961,708
0 .7
58,530
Avient Corp.
2,067,280
0 .7
14,539
Balchem Corp.
1,803,418
0 .7
197,922
Element Solutions, Inc.
3,881,250
1 .4
453,753
(1)
Glatfelter Corp.
907,506
0 .3
473,669
Hecla Mining Co.
1,852,046
0 .7
42,729  Minerals Technologies,
Inc.
2,339,840
0 .8
109,669
(1)
O-I Glass, Inc.
1,834,762
0 .7
382,007
(1)
Rayonier Advanced
Materials, Inc.
1,352,305
0 .5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Small Company Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
51,871  Sensient Technologies
Corp.
$ 3,033,416
1 .1
21,033,531
7 .6
Real Estate : 7 .0%
88,183
Acadia Realty Trust
1,265,426
0 .5
257,281
(1)
Anywhere Real Estate,
Inc.
1,654,317
0 .6
209,509
(1)
Apartment Investment
and Management Co.
- Class A
1,424,661
0 .5
72,373
CareTrust REIT, Inc.
1,483,646
0 .5
122,824  Empire State Realty
Trust, Inc. - Class A
987,505
0 .4
87,231  Essential Properties
Realty Trust, Inc.
1,886,807
0 .7
37,850
Getty Realty Corp.
1,049,580
0 .4
46,751
Gladstone Land Corp.
665,267
0 .3
73,288
Global Net Lease, Inc.
704,298
0 .3
131,527
Macerich Co.
1,434,960
0 .5
37,152
Peakstone Realty Trust
618,209
0 .2
67,836  Plymouth Industrial
REIT, Inc.
1,421,164
0 .5
105,557  Retail Opportunity
Investments Corp.
1,306,796
0 .5
86,701  Sabra Health Care
REIT, Inc.
1,208,612
0 .4
192,978  Summit Hotel
Properties, Inc.
1,119,272
0 .4
197,610
Uniti Group, Inc.
932,719
0 .3
19,163,239
7 .0
Utilities : 1 .8%
36,291
ALLETE, Inc.
1,916,165
0 .7
91,550
Avista Corp.
2,963,473
1 .1
4,879,638
1 .8
Total Common Stock
(Cost $287,243,060)
268,558,385
97 .6
EXCHANGE-TRADED FUNDS : 1 .7%
26,127  iShares Russell 2000
ETF
4,617,686
1 .7
Total Exchange-Traded
Funds
(Cost $4,922,750)
4,617,686
1 .7
Total Long-Term
Investments
(Cost $292,165,810)
273,176,071
99 .3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .5%
Repurchase Agreements : 0 .3%
940,000
(3)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $940,416,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market
Value plus accrued
interest $958,800, due
08/01/28-07/01/53)
$ 940,000
0 .3
20,661
(3)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase Amount
$20,670, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$21,074, due 10/02/23)
20,661
0.0
Total Repurchase
Agreements
(Cost $960,661)
960,661
0 .3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .2%
431,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $431,000) $ 431,000 0 .2
Total Short-Term
Investments
(Cost $1,391,661)
1,391,661
0 .5
Total Investments in
Securities
(Cost $293,557,471) $ 274,567,732 99 .8
Assets in Excess of
Other Liabilities 459,290 0.2
Net Assets $ 275,027,022 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Small Company Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 268,558,385 $ — $ — $ 268,558,385
Exchange-Traded Funds 4,617,686 — — 4,617,686
Short-Term Investments 431,000 960,661 — 1,391,661
Total Investments, at fair value $ 273,607,071 $ 960,661 $ — $ 274,567,732
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 8,549,186
Gross Unrealized Depreciation (27,538,924)
Net Unrealized Depreciation $ (18,989,738)